Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Company’s practice is to grant annual equity awards to eligible employees on or after the first trading day after financial and other information about the Company has been widely released through a press release, newswire or periodic report filed with the SEC. This timing is designed to ensure that annual equity grants are made at a time when the market has the greatest amount of information concerning the Company’s performance, including its financial condition and results of operations, as is reasonably possible. All other equity grants during the year, which are generally comprised of new hire awards or other one-time grants, are made in conjunction with the Company’s Policy and
Procedures for Granting Equity-Based Awards.

Award Timing Method	This timing is designed to ensure that annual equity grants are made at a time when the market has the greatest amount of information concerning the Company’s performance, including its financial condition and results of operations, as is reasonably possible.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company’s practice is to grant annual equity awards to eligible employees on or after the first trading day after financial and other information about the Company has been widely released through a press release, newswire or periodic report filed with the SEC.